Victory Variable Insurance Funds II

5935 La Cantera Parkway

San Antonio, Texas 78256

May 5, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Victory Variable Insurance Funds II
File Nos. 333-282895; 811-24018

Ladies and Gentlemen:

On behalf of Victory Variable Insurance Funds II (the “Registrant”) with respect to each of the series portfolios of the Registrant with a fiscal year-end ended December 31, 2025 (the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)The forms of prospectus for Victory Pioneer Bond VCT Portfolio, Victory Pioneer Equity Income VCT Portfolio, Victory Pioneer Fund VCT Portfolio, Victory Pioneer High Yield VCT Portfolio, Victory Pioneer Mid Cap Value VCT Portfolio, Victory Pioneer Select Mid Cap Growth VCT Portfolio and Victory Pioneer Strategic Income VCT Portfolio and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration

Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2026, accession number 0001193125-26- 191884.

If you have any questions or comments regarding this filing, please call me at 617-422-4695.

Very truly yours,

Victory Variable Insurance Funds II

By: /s/ Thomas Reyes

Thomas Reyes

Assistant Secretary